Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates the Group’s Revenue by Geographic Market

The following table disaggregates the Group’s revenue by geographic market for the six months ended March 31, 2026 and 2025:

	For the six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
China domestic market	$4,278,052	$3,829,374
Overseas market	1,134,705	714,211
Net revenue	$5,412,757	$4,543,585

Schedule of Disaggregates the Group’s Revenue Product Categories

The following table disaggregates the Group’s revenue product categories for the six months ended March 31, 2026 and 2025:

	For the six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Medical devices(1)	$4,958,295	$4,196,880
Masks	427,861	309,962
Commodity trading	21,929	36,743
Others	4,672	-
Net revenue	$5,412,757	$4,543,585

(1)	Medical devices are mainly anesthesia and respiratory consumables.